Eaton Vance
National Ultra-Short Municipal Income Fund
December 31, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.5%
Security	Principal Amount (000's omitted)	Value
Education — 0.5%
Grand Canyon University, 4.125%, 10/1/24	$2,000	$ 1,890,200
Total Corporate Bonds (identified cost $2,061,526)		$ 1,890,200

Tax-Exempt Municipal Obligations — 96.9%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 4.6%
Delaware Valley Regional Finance Authority, PA, 4.416%, (67% of 1 mo. SOFR + 0.76%), 9/1/24 (Put Date), 9/1/48(1)	$10,000	$ 9,974,600
Minnesota Rural Water Finance Authority, Inc., 4.375%, 4/1/25	3,500	3,516,485
Missouri Public Utilities Commission, 4.00%, 12/1/24	5,000	5,011,250
		$ 18,502,335
Education — 5.7%
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), 5.00%, 7/1/24	$3,575	$ 3,607,997
Lehigh County General Purpose Authority, PA, (Muhlenberg College), 4.45%, (SIFMA + 0.58%), 11/1/37(1)	3,130	3,129,249
New Jersey Educational Facilities Authority, (Institute for Advanced Study), (SPA: TD Bank, N.A.), 3.70%, 7/1/31(2)	400	400,000
Pennsylvania Higher Educational Facilities Authority, (State System Higher Education):
5.00%, 6/15/24	2,110	2,127,618
Escrowed to Maturity, 5.00%, 6/15/24	405	408,605
Tompkins-Seneca-Tioga Board of Cooperative Educational Services, NY, 5.00%, 6/28/24	4,000	4,026,040
University of Delaware, (SPA: TD Bank, N.A.), 4.00%, 11/1/35(3)	4,900	4,900,000
University of North Carolina at Chapel Hill, 4.261%, (67% of SOFR + 0.65%), 12/1/24 (Put Date), 12/1/41(1)	4,500	4,504,860
		$ 23,104,369
Electric Utilities — 2.8%
Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/25	$2,400	$ 2,445,792
Philadelphia, PA, Gas Works Co.:
(LOC: TD Bank, N.A.), 3.75%, 8/1/31(2)	1,600	1,600,000
(LOC: TD Bank, N.A.), 3.75%, 9/1/34(2)	5,125	5,125,000
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Philadelphia, PA, Gas Works Revenue, (LOC: TD Bank, N.A.), 3.75%, 8/1/31(2)	$1,800	$ 1,800,000
Western Minnesota Municipal Power Agency, 5.00%, 1/1/24	550	550,000
		$ 11,520,792
Escrowed/Prerefunded — 0.7%
Railsplitter Tobacco Settlement Authority, IL, Escrowed to Maturity, 5.00%, 6/1/24	$2,750	$ 2,771,753
		$ 2,771,753
General Obligations — 21.6%
Bergen County Improvement Authority, NJ, 4.50%, 5/31/24	$5,000	$ 5,023,200
Bristol-Plymouth Regional Vocational Technical School District, MA, 5.00%, 2/28/24	5,000	5,010,800
Chicago Board of Education, IL, 5.00%, 12/1/25	5,000	5,092,750
Chicago, IL, 5.00%, 1/1/24	1,760	1,760,000
Connecticut, 5.00%, 4/15/25	4,380	4,501,545
Cortland, NY, 5.00%, 11/8/24	4,000	4,034,680
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	1,000	1,024,180
Dane County, WI, 4.00%, 6/1/24	3,475	3,490,533
Detroit, MI, 5.00%, 4/1/24	1,315	1,317,735
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/24	1,000	1,002,180
Henrico County, VA, 5.00%, 7/15/25	1,480	1,531,859
Honolulu City and County, HI, (Honolulu Rail Transit Project), 5.00%, 3/1/25	2,500	2,564,775
Hudson County Improvement Authority, NJ, 5.00%, 7/24/24	1,500	1,513,455
Illinois:
5.00%, 7/1/24	1,000	1,008,410
5.00%, 7/1/25	1,000	1,027,430
Leander Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/24	2,545	2,550,828
Miami-Dade County School Board, FL, 5.00%, 6/18/24	5,000	5,038,650
Nantucket, MA, 5.00%, 6/28/24	5,006	5,044,536
New York, NY:
4.15%, 4/1/42(3)	1,700	1,700,000
5.00%, 8/1/25	2,835	2,938,846
Philadelphia School District, PA, 5.00%, 6/28/24	4,170	4,198,106
Philadelphia, PA, 5.00%, 2/1/25	2,105	2,144,301
Puerto Rico, 5.375%, 7/1/25	5,000	5,112,600
Quincy, MA, 5.00%, 7/5/24	5,000	5,041,400
San Antonio, TX, 5.00%, 2/1/25	2,665	2,726,162

Eaton Vance
National Ultra-Short Municipal Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
South Carolina, (Economic Development), 5.00%, 4/1/25	$2,500	$ 2,567,975
Toms River Township, NJ, 5.00%, 7/26/24	5,000	5,045,600
Worcester, MA, 4.50%, 2/27/24	3,732	3,739,154
		$ 87,751,690
Hospital — 10.2%
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 3.625% to 6/15/27 (Put Date), 1/15/48	$1,500	$ 1,516,140
Colorado Health Facilities Authority, (CommonSpirit Health), 5.00% to 8/1/26 (Put Date), 8/1/49	4,045	4,183,663
Colorado Health Facilities Authority, (Intermountain Healthcare), 4.42%, (SIFMA + 0.55%), 5/15/61(1)	3,000	2,977,230
Franklin County, OH, (Trinity Health Credit Group), 4.30%, 12/1/46(4)	2,000	2,001,360
Geisinger Authority, PA, (Geisinger Health System Foundation), 4.733%, (67% of SOFR + 1.07%), 6/1/28(1)	2,000	2,002,920
Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health System), 4.44%, (SIFMA + 0.57%), 12/1/49(1)	1,800	1,799,532
Highlands County Health Facilities Authority, FL, (AdventHealth Obligated Group), 3.75%, 11/15/32(2)	1,000	1,000,000
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), 4.86%, (70% of 1 mo. SOFR + 1.04%), 8/15/24 (Put Date), 8/15/48(1)	2,000	2,000,040
Rochester, MN, (Mayo Clinic), (SPA: Northern Trust Co.), 3.80%, 11/15/38(2)	3,000	3,000,000
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 4.47%, (SIFMA + 0.60%), 6/1/24 (Put Date), 6/1/49(1)	7,500	7,488,150
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group):
4.52%, (SIFMA + 0.65%), 8/15/54(1)	8,200	8,195,490
5.00% to 1/31/24 (Put Date), 8/15/54	5,155	5,160,670
		$ 41,325,195
Housing — 1.1%
New Mexico Mortgage Finance Authority, 5.00% to 6/1/25 (Put Date), 2/1/42	$650	$ 656,507
New York Mortgage Agency:
Social Bonds, (AMT), 1.05%, 4/1/26	1,275	1,180,038
Social Bonds, (AMT), 1.15%, 10/1/26	1,330	1,220,062
Wisconsin Housing and Economic Development Authority Housing Revenue, 3.875% to 5/1/27 (Put Date), 11/1/54	1,250	1,256,212
		$ 4,312,819
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue — 5.9%
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 5.00% to 6/3/24 (Put Date), 6/1/49	$5,000	$ 5,009,900
Houston, TX, (United Airlines, Inc. Terminal E Project), (AMT), 4.75%, 7/1/24	2,250	2,251,823
Indiana Finance Authority, (Republic Services, Inc.), (AMT), 4.50%, 5/1/34(4)	5,000	5,001,500
Louisiana Offshore Terminal Authority, (Loop, LLC), 4.20% to 10/1/25 (Put Date), 10/1/37	2,000	2,020,640
Nevada Department of Business and Industry, (Republic Services, Inc.), (AMT), 4.50%, 12/1/26(5)	1,000	1,000,800
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 4.875%, 8/1/45(4)	5,000	5,001,600
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 6/5/26 (Put Date), 12/1/44	3,500	3,562,090
		$ 23,848,353
Insured - General Obligations — 0.6%
Allegheny County, PA, (AGM), 4.283%, (67% of SOFR + 0.55%), 11/1/26(1)	$2,425	$ 2,411,105
		$ 2,411,105
Insured - Transportation — 0.6%
Chicago, IL, (Midway International Airport), (BAM), 5.00%, 1/1/25	$2,500	$ 2,548,200
		$ 2,548,200
Lease Revenue/Certificates of Participation — 9.0%
Battery Park City Authority, NY, (SPA: TD Bank, N.A.), 3.75%, 11/1/38(2)	$2,100	$ 2,100,000
Broward County School District, FL, 5.00%, 6/28/24	5,000	5,040,050
California Public Works Board, 5.00%, 9/1/25	5,000	5,189,750
Greenville County School District, SC, 5.00%, 12/1/24	5,000	5,092,550
Michigan Finance Authority, 5.00%, 7/22/24	2,250	2,270,362
New Jersey Economic Development Authority, (School Facilities Construction):
5.00%, 3/1/24	5,000	5,015,550
5.00%, 3/1/25	4,000	4,095,680
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/25	1,250	1,288,163
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 6/15/24	4,000	4,031,760
Virginia College Building Authority, 5.00%, 2/1/24	2,500	2,503,975
		$ 36,627,840
Other Revenue — 7.0%
Black Belt Energy Gas District, AL, 5.435%, (67% of SOFR + 1.85%), 6/1/49(1)	$2,500	$ 2,519,575

Eaton Vance
National Ultra-Short Municipal Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Illinois Finance Authority, (Field Museum of Natural History), 4.973%, (70% of SOFR + 1.20%), 11/1/34(1)	$4,125	$ 4,124,464
Lower Alabama Gas District, AL, 4.00% to 12/1/25 (Put Date), 12/1/50	5,500	5,521,285
Northern California Gas Authority No. 1, Gas Project Revenue, 4.51%, (67% of 3 mo. SOFR + 0.72%), 7/1/27(1)	2,420	2,389,629
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 4.516%, (67% of SOFR + 0.86%), 2/1/24 (Put Date), 10/1/48(1)	7,500	7,500,600
Southeast Alabama Gas Supply District, (Project No. 2), 4.506%, (67% of SOFR + 0.85%), 6/1/24 (Put Date), 6/1/49(1)	6,440	6,429,953
		$ 28,485,506
Senior Living/Life Care — 1.3%
Iowa Finance Authority, (Lifespace Communities, Inc.), 4.323%, (70% of SOFR + 0.55%), 5/15/56(1)	$5,500	$ 5,092,065
		$ 5,092,065
Special Tax Revenue — 5.9%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/24	$4,000	$ 4,042,440
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 7/1/25	4,800	4,957,776
Illinois, Sales Tax Revenue, 4.00%, 6/15/25	3,250	3,279,120
Louisiana Gasoline and Fuels Tax Revenue, (LOC: TD Bank, N.A.), 4.00%, 5/1/43(3)	6,800	6,800,000
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(6)	35	0
5.75%, 5/1/38	60	60,445
New York City Transitional Finance Authority, NY, Future Tax Revenue, (SPA: JPMorgan Chase Bank, N.A.), 4.10%, 2/1/45(3)	1,295	1,295,000
Riverside County, CA, 5.00%, 6/28/24	3,500	3,535,350
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(6)	90	42,429
		$ 24,012,560
Student Loan — 0.7%
New Jersey Higher Education Student Assistance Authority:
(AMT), 5.00%, 12/1/24	$1,400	$ 1,418,466
(AMT), 5.00%, 12/1/25	1,500	1,542,345
		$ 2,960,811
Security	Principal Amount (000's omitted)	Value
Transportation — 13.2%
Atlanta, GA, Airport Revenue, Green Bonds, (AMT), 5.00%, 7/1/24	$1,375	$ 1,384,859
Bay Area Toll Authority, CA, (San Francisco Bay Area), 4.97%, (SIFMA + 1.10%), 4/1/45(1)	6,900	6,900,690
Broward County, FL, Airport System Revenue, (AMT), 5.00%, 10/1/24	5,000	5,049,850
Central Texas Regional Mobility Authority, 5.00%, 1/1/24	1,275	1,275,000
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
5.00%, 11/1/24	1,500	1,525,050
(AMT), 5.00%, 11/1/24	1,000	1,011,530
Denver City and County, CO, Airport System Revenue:
5.00%, 11/15/24	275	280,063
(AMT), 5.00%, 11/15/24	2,000	2,023,760
Metropolitan Transportation Authority, NY, 4.30%, (SIFMA + 0.43%), 11/1/31(1)	7,500	7,419,675
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/25	1,750	1,798,702
(LOC: TD Bank, N.A.), 3.75%, 10/1/39(2)	5,000	5,000,000
Minneapolis-St. Paul Metropolitan Airports Commission, MN, 5.00%, 1/1/25	4,000	4,082,240
North Texas Tollway Authority, 5.00%, 1/1/26	4,000	4,183,560
Pennsylvania Turnpike Commission, 3.87%, 7/15/41	5,000	4,996,200
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/25	2,415	2,469,410
Phoenix Civic Improvement Corp., AZ, Airport Revenue:
(AMT), 5.00%, 7/1/24	1,000	1,007,660
(AMT), 5.00%, 7/1/25	1,100	1,128,017
Port Authority of New York and New Jersey, (AMT), 5.00%, 12/1/25	2,000	2,062,440
		$ 53,598,706
Water and Sewer — 6.0%
Boston Water and Sewer Commission, MA, 4.00%, 11/1/27	$1,260	$ 1,291,197
Houston, TX, Combined Utility System Revenue, (SPA: TD Bank, N.A.), 3.87%, 5/15/34	6,320	6,320,000
Knoxville, TN, Wastewater System Revenue, 4.00%, 4/1/25	4,150	4,210,922
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
(SPA: JPMorgan Chase Bank, N.A.), 4.10%, 6/15/43(3)	3,925	3,925,000
(SPA: JPMorgan Chase Bank, N.A.), 4.10%, 6/15/50(3)	1,110	1,110,000
(SPA: Mizuho Bank, Ltd.), 4.00%, 6/15/44(3)	2,700	2,700,000
(SPA: State Street Bank & Trust Co.), 4.00%, 6/15/41(3)	1,750	1,750,000
North Penn Water Authority, PA, 4.43%, (SIFMA + 0.56%), 11/1/24(1)	1,690	1,690,017

Eaton Vance
National Ultra-Short Municipal Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Raleigh, NC, Combined Enterprise System Revenue, 5.00%, 3/1/24	$1,000	$ 1,003,260
Texas Water Development Board, 5.00%, 10/15/24	300	305,100
		$ 24,305,496
Total Tax-Exempt Municipal Obligations (identified cost $392,718,924)		$393,179,595

Taxable Municipal Obligations — 1.6%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.4%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$1,690	$ 1,682,970
		$ 1,682,970
Lease Revenue/Certificates of Participation — 1.2%
New York City Transitional Finance Authority, NY, (Building Aid), 3.23%, 7/15/24	$5,000	$ 4,946,200
		$ 4,946,200
Total Taxable Municipal Obligations (identified cost $6,586,087)		$ 6,629,170
Total Investments — 99.0% (identified cost $401,366,537)		$401,698,965
Other Assets, Less Liabilities — 1.0%		$ 4,193,636
Net Assets — 100.0%		$405,892,601
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2023.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at December 31, 2023.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2023.
(4)	Variable rate security that may be tendered at par quarterly. The stated interest rate, which resets quarterly, is determined by the remarketing agent and represents the rate in effect at December 31, 2023.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2023, the aggregate value of these securities is $1,000,800 or 0.2% of the Fund's net assets.
(6)	Issuer is in default with respect to interest and/or principal payments.
At December 31, 2023, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
Pennsylvania	14.3%
New York	10.4%
Others, representing less than 10% individually	73.8%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2023, 1.2% of total investments are backed by bond insurance of a financial institution and financial guaranty assurance agency of 0.6% each.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
Liq	– Liquidity Provider
LOC	– Letter of Credit
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

Eaton Vance
National Ultra-Short Municipal Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at December 31, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 1,890,200	$ —	$ 1,890,200
Tax-Exempt Municipal Obligations	—	393,179,595	—	393,179,595
Taxable Municipal Obligations	—	6,629,170	—	6,629,170
Total Investments	$ —	$401,698,965	$ —	$401,698,965
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.